Cost of Sales - Time Charter, Voyage and Port Terminal Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature [abstract]
Fuel	$ 20,710	$ 13,488	$ 14,103
Time charter	5,887	6,587	3,865
Ports payroll and related costs	8,651	8,036	8,880
Ports repairs and maintenance	2,038	1,862	2,011
Ports rent	887	992	1,214
Ports insurances	2,954	2,943	1,708
Docking expenses	3,382	2,712	2,423
Maritime and regulatory fees	1,455	1,301	802
Towing expenses	5,348	4,193	3,526
Other expenses	3,798	4,198	4,004
Total	$ 55,110	$ 46,312	$ 42,536